Notes Payables - Schedule of Movement of Notes Payable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes Payables [Abstract]
Beginning balance	$ 14,907	$ 8,471
Additions	4,190	19,000
Repayments	(6,974)	(16,889)
Exchange rate effect	53	(58)
Total	$ 12,176	$ 10,524